Investment Risks	May 01, 2026
Paradigm Value Fund | Risks of Small Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Paradigm Value Fund | Risks in General
Prospectus [Line Items]
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Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Paradigm Value Fund | Risks of Investing in Common Stocks
Prospectus [Line Items]
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Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Paradigm Value Fund | Value Investing Risk
Prospectus [Line Items]
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Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Paradigm Value Fund | Sector Risk
Prospectus [Line Items]
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Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Healthcare Sector Risk - Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other factors impacting the healthcare sector include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Industrials Sector Risk - The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Information Technology Sector Risk - Market or economic factors impacting information technology companies could have an effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Information technology companies face intense competition, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Paradigm Value Fund | Investment Management Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Management Risk The Advisor’s strategy may fail to produce the intended results.
Paradigm Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Paradigm Select Fund | Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Paradigm Select Fund | Risks of Investing in Common Stocks
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Paradigm Select Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Healthcare Sector Risk - Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other factors impacting the healthcare sector include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Industrials Sector Risk - The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Information Technology Sector Risk - Market or economic factors impacting information technology companies could have an effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Information technology companies face intense competition, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Paradigm Select Fund | Investment Management Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Management Risk The Advisor’s strategy may fail to produce the intended results.
Paradigm Select Fund | Risks of Small and Mid Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Paradigm Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Paradigm Micro-Cap Fund | Risks in General
Prospectus [Line Items]
Risk [Text Block]

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Paradigm Micro-Cap Fund | Risks of Investing in Common Stocks
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Paradigm Micro-Cap Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Paradigm Micro-Cap Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Healthcare Sector Risk - Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other factors impacting the healthcare sector include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Industrials Sector Risk - The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Information Technology Sector Risk - Market or economic factors impacting information technology companies could have an effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Information technology companies face intense competition, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Paradigm Micro-Cap Fund | Investment Management Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Management Risk The Advisor’s strategy may fail to produce the intended results.
Paradigm Micro-Cap Fund | Risks of Small and Mid Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Small and Mid Capitalization Companies

The Fund may also invest up to 20% of its net assets in the common stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of stocks of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Paradigm Micro-Cap Fund | Risks of Micro Capitalization Companies
Prospectus [Line Items]
Risk [Text Block]

Risks of Micro Capitalization Companies

The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Paradigm Micro-Cap Fund | Growth Risk
Prospectus [Line Items]
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Growth Risk

Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Paradigm Micro-Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.